Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of lease liability and right of use asset

	Buildings	Vehicles	Total
	Thousands USD	Thousands USD	Thousands USD
Balance as at January 1, 2019	1,687	204	1,891

Depreciation	706	136	842
Additions	1,525	99	1,624
Balance as at December 31, 2019	2,506	167	2,673

Schedule of maturity analysis of the group's lease liabilities
December 31, 2019
Thousands USD

Less than one year	1,055
One to five years	2,089
Total	3,144

Current maturities of lease liability	1,055

Long-term lease liability	2,089